Subsequent Events (Details) - USD ($)		1 Months Ended			3 Months Ended					12 Months Ended
	Sep. 14, 2016	Sep. 30, 2016	Jun. 30, 2016	May 31, 2016	Sep. 30, 2016	Jun. 30, 2016		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Jun. 30, 2017	Jun. 23, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share								$ 0.01					$ 0.01
Cash dividends declared per common share								$ 0.38	$ 0.30
Payments of Ordinary Dividends, Common Stock								$ 35,601,000	$ 28,638,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividends declared per common share						$ 0.38	[1]			$ 1.52
Payments of Ordinary Dividends, Common Stock						$ 34,700,000				$ 152,700,000
Western Refining Logistics, LP [Member] | Common Units [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units, Sold in Public Offering	7,500,000	1,125,000	562,500	3,750,000
Western Refining, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash payments to acquire business, per unit											$ 37.30
St. Paul Park Logistics Assets [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses					$ 195,000,000
St. Paul Park Logistics Assets [Member] | Western Refining Logistics, LP [Member] | Common Units [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					$ 628,224
Line of Credit [Member] | Term Loan, due 2023 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 500,000,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share										$ 0.01
Common Stock [Member] | Western Refining, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of shares to acquire business, per unit											$ 0.4350

[1]	(1) The second quarter 2016 cash dividend of $0.38 per common share will result in an estimated aggregate payment of $34.7 million.